VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2022 (unaudited)

	Par (000’s	)	Value
CORPORATE BONDS: 98.6%
Brazil: 0.8%
Vale Overseas Ltd.
3.75%, 07/08/30	$25		$22,899
6.88%, 11/21/36	75		81,140
			104,039
Canada: 9.0%
Alimentation Couche-Tard, Inc. 144A
3.55%, 07/26/27	25		23,715
3.80%, 01/25/50 †	25		19,507
Bank of Nova Scotia
1.30%, 06/11/25	50		46,760
3.40%, 02/11/24 †	50		49,990
4.50%, 12/16/25	50		50,672
4.90% (US Treasury Yield Curve Rate T 5 Year+4.55%), 06/04/25 (o)	100		97,625
Bank of Nova Scotia/The 4.59% (US Treasury Yield Curve Rate T 5 Year+2.05%), 05/04/37	25		23,370
Brookfield Finance, Inc.
4.35%, 04/15/30	100		98,023
4.70%, 09/20/47	25		22,510
Canadian Imperial Bank of Commerce
3.10%, 04/02/24 †	100		99,124
3.45%, 04/07/27	25		24,600
Canadian Natural Resources Ltd.
6.25%, 03/15/38	50		54,409
Canadian Pacific Railway Co. 6.12%, 09/15/15	25		27,579
CI Financial Corp. 4.10%, 06/15/51	25		17,174
Enbridge, Inc.
3.12%, 11/15/29	100		93,254
5.50%, 12/01/46	25		26,765
5.50%, 07/15/77	50		45,457
Suncor Energy, Inc. 6.80%, 05/15/38	75		86,291
Toronto-Dominion Bank
0.75%, 09/11/25	50		45,872
1.15%, 06/12/25 †	25		23,334
3.25%, 03/11/24	50		49,870
TransCanada PipeLines Ltd. 6.20%, 10/15/37	75		85,475
			1,111,376
China: 0.3%
Meituan 144A 3.05%, 10/28/30	50		36,129
Denmark: 0.9%
Danske Bank A/S 144A 1.62% (US Treasury Yield Curve Rate T 1 Year+1.35%), 09/11/26	150		135,074
	Par (000’s	)	Value
France: 6.7%
BNP Paribas SA 144A
2.59% (US Treasury Yield Curve Rate T 5 Year+2.05%), 08/12/35	$50		$39,964
2.87% (United States Secured Overnight Financing Rate+1.39%), 04/19/32	50		42,308
4.38%, 05/12/26	75		74,513
4.38% (USD Swap Semi 30/360 5 Year+1.48%), 03/01/33	100		94,085
4.40%, 08/14/28	100		97,776
Credit Agricole SA 144A
3.25%, 01/14/30	75		65,016
4.38%, 03/17/25	50		49,494
Electricite de France SA 144A 6.95%, 01/26/39	50		56,370
Societe Generale SA 144A
3.00%, 01/22/30	100		86,549
4.25%, 09/14/23	100		100,273
4.25%, 04/14/25	150		147,979
TotalEnergies Capital International SA 3.70%, 01/15/24	25		25,180
			879,507
Germany: 0.8%
Deutsche Bank AG 3.70%, 05/30/24	50		49,365
E.ON International Finance BV 144A 6.65%, 04/30/38	50		55,002
			104,367
Guernsey: 1.1%
Credit Suisse Group AG
3.75%, 03/26/25	75		72,743
4.88%, 05/15/45	75		66,781
			139,524
India: 0.4%
Reliance Industries Ltd. 144A 4.12%, 01/28/25	50		50,060
Italy: 1.6%
Enel Finance International NV 144A
3.50%, 04/06/28	50		46,359
3.62%, 05/25/27	50		47,586
6.80%, 09/15/37	100		112,201
			206,146
Japan: 1.2%
Nomura Holdings, Inc.
1.85%, 07/16/25	50		46,553
2.65%, 01/16/25	50		48,219
NTT Finance Corp. 144A 0.58%, 03/01/24	50		47,734
			142,506
Mexico: 1.1%
America Movil SAB de CV 144A

1

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Mexico (continued)
5.38%, 04/04/32	$50		$47,503
Southern Copper Corp. 6.75%, 04/16/40	75		85,946
			133,449
Netherlands: 1.7%
Prosus NV 144A
3.06%, 07/13/31	50		39,119
3.68%, 01/21/30	50		42,256
4.03%, 08/03/50	50		34,431
4.99%, 01/19/52	100		77,815
SABIC Capital II BV 144A 4.00%, 10/10/23	25		25,065
			218,686
Saudi Arabia: 2.9%
Motiva Enterprises LLC 144A 6.85%, 01/15/40	25		24,812
Saudi Arabian Oil Co. 144A
3.25%, 11/24/50	75		58,950
3.50%, 04/16/29 †	125		122,553
4.25%, 04/16/39	100		96,877
4.38%, 04/16/49	100		94,373
			397,565
Switzerland: 1.6%
Credit Suisse Group AG 144A
3.09% (United States Secured Overnight Financing Rate+1.73%), 05/14/32	50		40,238
4.19% (United States Secured Overnight Financing Rate+3.73%), 04/01/31	200		178,058
			218,296
Taiwan: 0.4%
TSMC Global Ltd. 144A 0.75%, 09/28/25 †	50		45,625
United Arab Emirates: 0.4%
ICICI Bank Ltd./Dubai 144A 4.00%, 03/18/26	50		49,750
United Kingdom: 8.2%
AstraZeneca Plc 3.50%, 08/17/23	50		50,196
Barclays Plc
2.65% (US Treasury Yield Curve Rate T 1 Year+1.90%), 06/24/31	200		165,589
5.20%, 05/12/26	200		201,959
Credit Agricole SA 144A
1.91% (United States Secured Overnight Financing Rate+1.68%), 06/16/26	50		46,266
4.12%, 01/10/27	100		99,582
HSBC Holdings Plc 6.10%, 01/14/42	25		28,169
Lloyds Banking Group Plc 4.55%, 08/16/28	75		74,836
NatWest Group Plc
	Par (000’s	)	Value
United Kingdom (continued)
3.88%, 09/12/23	$50		$49,923
6.00%, 12/19/23	25		25,490
Sky Ltd. 144A 3.75%, 09/16/24	50		50,208
Standard Chartered Plc 144A
1.82% (US Treasury Yield Curve Rate T 1 Year+0.95%), 11/23/25	75		70,036
5.20%, 01/26/24	100		100,790
5.30%, 01/09/43	125		114,083
			1,077,127
United States: 59.5%
7-Eleven, Inc. 144A 0.80%, 02/10/24	50		47,818
Ally Financial, Inc. 8.00%, 11/01/31	50		56,622
Altria Group, Inc.
2.45%, 02/04/32	75		59,167
3.40%, 02/04/41	25		17,368
4.25%, 08/09/42	100		75,174
4.80%, 02/14/29 †	100		99,454
5.38%, 01/31/44	25		22,422
5.80%, 02/14/39	50		47,389
5.95%, 02/14/49	60		55,222
Amazon.com, Inc. 5.20%, 12/03/25	50		53,067
Apple, Inc.
2.75%, 01/13/25 †	50		49,794
3.20%, 05/11/27	100		100,829
3.25%, 02/23/26	100		100,857
3.35%, 02/09/27	75		76,184
4.45%, 05/06/44	25		26,266
4.65%, 02/23/46	50		54,178
Ares Capital Corp.
2.88%, 06/15/28	25		20,619
4.20%, 06/10/24	100		99,314
Bank of America Corp.
4.08% (ICE LIBOR USD 3 Month+3.15%), 03/20/51	125		113,640
4.44% (ICE LIBOR USD 3 Month+1.99%), 01/20/48	100		96,419
Bayer US Finance II LLC 144A
3.88%, 12/15/23	70		70,058
4.25%, 12/15/25	100		99,909
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	25		18,962
3.70%, 07/15/30	50		49,744
4.25%, 10/15/50	50		48,267
5.15%, 11/15/43	25		26,519
6.12%, 04/01/36	100		115,408
Berkshire Hathaway Finance Corp. 4.20%, 08/15/48	110		108,511
Berkshire Hathaway, Inc.
3.12%, 03/15/26	125		125,520
4.50%, 02/11/43	50		51,065
Berry Global, Inc. 144A

2

	Par (000’s	)	Value
United States (continued)
4.88%, 07/15/26	$50		$49,165
Broadcom, Inc. 144A 4.93%, 05/15/37	50		47,469
Capital One Financial Corp. 3.75%, 03/09/27	25		24,607
Carrier Global Corp. 2.70%, 02/15/31	75		66,239
CDW LLC / CDW Finance Corp. 3.57%, 12/01/31	25		21,317
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/25	100		101,437
5.05%, 03/30/29	100		99,652
5.38%, 04/01/38	75		68,843
5.38%, 05/01/47	25		22,059
6.48%, 10/23/45	100		100,634
Chevron Corp.
2.95%, 05/16/26	100		99,415
3.33%, 11/17/25	50		50,217
Cisco Systems, Inc. 3.62%, 03/04/24	25		25,280
Comcast Corp. 3.70%, 04/15/24	50		50,432
CoStar Group, Inc. 144A 2.80%, 07/15/30	25		21,177
Deutsche Bank AG 3.55% (United States Secured Overnight Financing Rate+3.04%), 09/18/31	50		43,091
Deutsche Bank AG/New York NY
0.96%, 11/08/23	50		48,103
2.13% (United States Secured Overnight Financing Rate+1.87%), 11/24/26	100		89,723
3.04% (United States Secured Overnight Financing Rate+1.72%), 05/28/32	50		41,138
DH Europe Finance II Sarl 2.60%, 11/15/29	50		46,408
DuPont de Nemours, Inc. 5.32%, 11/15/38	50		51,244
Enterprise Products Operating LLC 5.95%, 02/01/41	40		43,642
Exelon Corp. 3.95%, 06/15/25	25		25,122
Exxon Mobil Corp.
2.99%, 03/19/25	100		99,696
3.48%, 03/19/30	25		24,809
Fresenius Medical Care US Finance III, Inc. 144A 1.88%, 12/01/26	25		21,830
	Par (000’s	)	Value
United States (continued)
FS KKR Capital Corp. 3.40%, 01/15/26	$25		$22,798
GLP Capital LP / GLP Financing II, Inc. 5.25%, 06/01/25	75		74,439
HCA, Inc.
4.12%, 06/15/29	25		24,079
5.00%, 03/15/24	100		101,506
5.25%, 04/15/25	75		76,469
5.50%, 06/15/47	125		121,130
Home Depot, Inc.
3.75%, 02/15/24 †	25		25,281
5.88%, 12/16/36 †	75		90,760
5.95%, 04/01/41	50		59,437
Johnson & Johnson 2.90%, 01/15/28	25		24,868
Kinder Morgan Energy Partners LP 6.95%, 01/15/38	75		83,434
Kraft Heinz Foods Co. 144A 7.12%, 08/01/39	50		57,754
Marsh & McLennan Cos, Inc. 3.88%, 03/15/24	25		25,150
McDonald’s Corp.
3.60%, 07/01/30	25		24,614
3.80%, 04/01/28 †	75		75,532
4.70%, 12/09/35	50		52,688
4.88%, 12/09/45	50		52,494
6.30%, 10/15/37	50		60,321
Microsoft Corp. 3.12%, 11/03/25	100		100,689
Mondelez International, Inc.
1.50%, 05/04/25 †	25		23,785
2.75%, 04/13/30	25		22,838
Nestle Holdings, Inc. 144A 3.50%, 09/24/25	75		75,712
Netflix, Inc.
4.88%, 04/15/28	75		74,608
5.88%, 11/15/28	50		51,995
Oracle Corp.
2.80%, 04/01/27	25		23,554
2.95%, 04/01/30 †	50		44,223
3.85%, 07/15/36	75		63,550
4.12%, 05/15/45	100		80,194
4.30%, 07/08/34	50		45,794
5.38%, 07/15/40	75		70,471
6.50%, 04/15/38	50		53,105
Owl Rock Capital Corp. 3.40%, 07/15/26	50		45,074
PepsiCo, Inc.
2.75%, 04/30/25	100		99,532
2.85%, 02/24/26 †	25		24,961
Philip Morris International, Inc.
3.38%, 08/15/29	25		23,007
4.38%, 11/15/41	65		55,673
6.38%, 05/16/38	50		53,933
Roche Holdings, Inc. 144A

3

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
2.62%, 05/15/26	$50		$48,816
Sherwin-Williams Co. 3.45%, 06/01/27	50		49,368
Synchrony Financial
4.25%, 08/15/24	25		25,033
4.50%, 07/23/25	75		74,308
Sysco Corp.
3.30%, 07/15/26 †	50		49,413
5.95%, 04/01/30	25		27,552
Thermo Fisher Scientific, Inc.
0.80%, 10/18/23	50		48,636
2.00%, 10/15/31 †	50		44,534
4.10%, 08/15/47	50		50,017
Time Warner Cable LLC
4.50%, 09/15/42	25		20,139
5.88%, 11/15/40	25		23,964
6.55%, 05/01/37	100		104,644
6.75%, 06/15/39	100		101,916
T-Mobile USA, Inc.
1.50%, 02/15/26	25		23,055
3.50%, 04/15/25	50		49,463
3.75%, 04/15/27	150		147,700
3.88%, 04/15/30	150		144,378
Tyson Foods, Inc. 4.00%, 03/01/26	25		25,316
Unilever Capital Corp. 2.60%, 05/05/24	25		24,764
United Parcel Service, Inc. 3.90%, 04/01/25	20		20,345
Verizon Communications, Inc.
3.38%, 02/15/25	50		50,205
4.02%, 12/03/29	150		150,661
4.12%, 03/16/27	125		128,121
4.33%, 09/21/28	50		51,325
VICI Properties LP 4.75%, 02/15/28	50		49,184
	Par (000’s	)	Value
United States (continued)
5.12%, 05/15/32	$50		$49,753
VICI Properties LP / VICI Note Co., Inc. 144A
3.50%, 02/15/25	50		47,313
4.25%, 12/01/26	75		70,607
5.62%, 05/01/24	50		50,085
Walmart, Inc.
2.85%, 07/08/24	50		49,892
3.30%, 04/22/24 †	50		50,202
Walt Disney Co.
1.75%, 01/13/26	100		95,125
6.20%, 12/15/34	25		29,691
6.65%, 11/15/37	25		31,318
Wells Fargo & Co.
4.90%, 11/17/45	100		96,515
5.01% (United States Secured Overnight Financing Rate+4.50%), 04/04/51	150		156,015
Westinghouse Air Brake Technologies Corp. 4.95%, 09/15/28	25		24,849
			7,738,189
Total Corporate Bonds (Cost: $14,476,104)			12,787,415

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.7% (Cost: $868,073)
Money Market Fund: 6.7%
State Street Navigator Securities Lending Government Money Market Portfolio	868,073		868,073
Total Investments: 105.3% (Cost: $15,344,177)			13,655,488
Liabilities in excess of other assets: (5.3)%			(686,837)
NET ASSETS: 100.0%			$12,968,651

Definitions:

USD	United States Dollar

Footnotes:
†	Security fully or partially on loan. Total market value of securities on loan is $697,230.
(o)	Perpetual Maturity — the date shown is the next call date

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $3,593,797, or 27.7% of net assets.

4

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	2.9%	$364,827
Consumer Cyclicals	10.9	1,394,255
Consumer Non-Cyclicals	12.6	1,607,031
Energy	10.2	1,308,889
Financials	34.7	4,443,520
Healthcare	5.7	733,232
Industrials	1.6	210,735
Real Estate	2.7	341,381
Technology	17.6	2,247,052
Utilities	1.1	136,493
	100.0%	$12,787,415
5